MORTGAGE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF MORTGAGE NOTES PAYABLE

Mortgage notes payable consist of the following:

	Principal as of
	March 31,	December 31,	Loan	Interest
Mortgage note property	2026	2025	Type	Rate (1)	Maturity
Dakota Center (2)	$—	$8,739,687	Fixed	4.74%	7/6/2024
Arapahoe Service Center	8,634,969	8,670,000	Fixed	6.75%	12/5/2029
One Park Centre	6,096,528	6,096,528	Fixed	6.83%	9/1/2030
Genesis Plaza	6,220,513	6,235,986	Fixed	7.07%	9/1/2029
Shea Center II (3)	16,353,296	16,353,296	Fixed	4.92%	1/5/2026
West Fargo Industrial	5,750,000	5,750,000	Fixed	7.14%	7/6/2029
Grand Pacific Center	6,329,102	6,360,819	Fixed	6.35%	5/10/2033
Baltimore	5,670,000	5,670,000	Fixed	4.67%	4/6/2032
Mandolin	3,422,936	3,440,873	Fixed	4.35%	4/20/2029
Subtotal, Presidio Property Trust, Inc. Properties	$58,477,344	$67,317,189
Model Home mortgage notes (4)	23,929,551	25,604,494	Fixed	5.76% - 8.00%	2026 - 2030
Mortgage Notes Payable	$82,406,895	$92,921,683
Unamortized loan costs	(773,328)	(847,316)
Mortgage Notes Payable, net	$81,633,567	$92,074,367

(1)	Interest rates as of March 31, 2026.

(2)

The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. On January 14, 2026, the Company completed the disposition of Dakota Center property securing nonrecourse mortgage debt that had been in default. The lender controlled and approved the disposition process and accepted the proceeds from the sale in full satisfaction of the outstanding debt obligation. The Company recognized a gain on disposition of approximately $3.5 million, consisting primarily of the extinguishment of nonrecourse debt obligations and derecognition of the related net liabilities associated with the property

(3)

During January 2026, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. On February 13, 2026, the Company received notification that the Shea Center II property governed by the non-recourse loan agreement was moved into receivership and the lender has started the foreclosure process. The foreclosure sale and public auction is scheduled for June 17, 2026. The lender holds approximately $2.4 million in restricted cash, some of which is being utilized by the receiver to operate the property.

(4)

As of March 31, 2026, there were four model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.76% to 8.0% per annum as of March 31, 2026.

	Principal as of
	December 31,	December 31,	Loan	Interest
Mortgage note property	2025	2024	Type	Rate (1)	Maturity
Dakota Center (2)	8,739,687	$9,091,395	Fixed	4.74%	7/6/2024
Research Parkway (3)	-	1,526,860	Fixed	N/A	N/A
Arapahoe Service Center	8,670,000	8,670,000	Fixed	6.75%	12/5/2029
Union Town Center (3)	-	7,709,746	Fixed	N/A	N/A
One Park Centre	6,096,528	5,919,517	Fixed	6.83%	9/1/2030
Genesis Plaza	6,235,986	5,813,843	Fixed	7.07%	9/1/2029
Shea Center II (4)	16,353,296	16,660,803	Fixed	4.92%	1/5/2026
West Fargo Industrial	5,750,000	5,750,000	Fixed	7.14%	7/6/2029
Grand Pacific Center	6,360,819	6,460,405	Fixed	6.35%	5/10/2033
Baltimore	5,670,000	5,670,000	Fixed	4.67%	4/6/2032
Mandolin	3,440,873	3,508,702	Fixed	4.35%	4/20/2029
Subtotal, Presidio Property Trust, Inc. Properties	$67,317,189	$76,781,271
Model Home mortgage notes (5)	25,604,494	26,060,798	Fixed	5.94% - 8.00%	2025 - 2030
Mortgage Notes Payable	$92,921,683	$102,842,069
Unamortized loan costs	(847,316)	(747,975)
Mortgage Notes Payable, net	$92,074,367	$102,094,094

(1)	Interest rates as of December 31, 2025.
(2)	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. As of December 31, 2025, the property was included in the real estate assets held for sale, net on the consolidated balance sheet. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. The property was subsequently sold as of January 2026. See Note 4. Real Estate Assets above for further discussion on impairment of the property.
(3)	These properties were sold during February 2025 and their loan balances were paid in full.
(4)	During the year ended December 31, 2025, the Company impaired Shea Center II for a total of approximately $2.5 million after low property occupancy triggered a cash management event under the terms of the loan agreement. Subsequent to the year ended December 31, 2025, the Company received a notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. The Company has received notification that the Shea Center II property governed by this agreement will be moved into receivership, which will fulfill its obligation for this non-recourse loan.
(5)	As of December 31, 2025, there were five model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.94% to 8.0% per annum as of December 31, 2025.

SCHEDULE OF PRINCIPAL PAYMENTS OF MORTGAGE NOTES PAYABLE

Scheduled principal payments of mortgage notes payable were as follows as of March 31, 2026:

	Commercial	Model	Total
	Properties	Homes	Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2026	$16,676,442	$3,768,272	$20,444,714
2027	463,715	1,963,237	2,426,952
2028	454,843	7,325,172	7,780,015
2029	23,497,306	5,503,504	29,000,810
2030	5,812,792	5,369,366	11,182,158
Thereafter	11,572,246	—	11,572,246
Total	$58,477,344	$23,929,551	$82,406,895

	Commercial	Model
	Properties	Homes	Total Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2026	$25,504,041	$4,469,150	$29,973,191
2027	463,715	1,251,371	1,715,086
2028	454,843	8,169,780	8,624,623
2029	23,497,197	5,870,293	29,367,490
2030	5,812,792	5,843,900	11,656,692
Thereafter	11,584,601	—	11,584,601
Total	$67,317,189	$25,604,494	$92,921,683